(LEUTHOLD CORE INVESTMENT FUND LOGO)

                               Semi-Annual Report
                                March 31,  2000

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31,  2000
(UNAUDITED)

ASSETS:
   Investments, at value
     (cost $53,573,498)                                           $60,788,026
   Receivable from broker for
     proceeds on securities sold short                             11,579,779
   Deposit at brokers for short sales                              12,530,512
   Receivable for investments sold                                  1,372,777
   Receivable for shares sold                                          27,479
   Cash                                                                    --
   Interest receivable                                                278,622
   Dividends receivable                                               141,169
   Organizational expenses, net of
     accumulated amortization                                           5,448
   Expense reimbursement by Advisor                                        --
   Other assets                                                        56,159
                                                                  -----------
   Total Assets                                                    86,779,971
                                                                  -----------
LIABILITIES:
   Securities sold short, at market value
     (proceeds $11,578,349)                                        11,906,406
   Payable for investments purchased                                  980,361
   Payable to custodian                                             1,024,049
   Payable for shares redeemed                                         63,835
   Payable to Advisor                                                  57,751
   Accrued expenses and other liabilities                              39,299
                                                                  -----------
   Total Liabilities                                               14,071,701
                                                                  -----------
NET ASSETS                                                        $72,708,270
                                                                  -----------
                                                                  -----------
NET ASSETS CONSIST OF:
   Capital  stock                                                 $65,210,460
   Accumulated undistributed
     net investment income                                             17,333
   Accumulated undistributed
     net realized gains on
     investments                                                      593,470
   Net unrealized appreciation
     (depreciation) on:
   Investments                                                      7,214,528
   Short Positions                                                   (328,057)
   Foreign Currency                                                       536
                                                                  -----------
NET ASSETS                                                        $72,708,270
                                                                  -----------
                                                                  -----------
   Shares outstanding (250,000,000
     shares of $.0001 par value authorized)                         6,089,134
   Net Asset Value, Redemption Price
     and Offering Price Per Share                                      $11.94
                                                                       ------
                                                                       ------

STATEMENT OF OPERATIONS
OCTOBER 1,  1999 THROUGH MARCH 31,  2000
(UNAUDITED)

INVESTMENT INCOME:
   Dividend Income (net of
     foreign taxes withheld of $165)                               $  626,414
   Interest income                                                  1,249,910
                                                                   ----------
   Total investment income                                          1,876,324
                                                                   ----------
EXPENSES:
   Investment advisory fee                                            285,312
   Administration fee                                                  24,379
   Shareholder servicing and
     accounting costs                                                  32,737
   Custody fees                                                         3,426
   Federal and state registration                                      20,989
   Professional fees                                                   21,642
   Amortization of organizational expenses                              4,313
   Reports to shareholders                                              6,787
   Directors' fees and expenses                                         3,843
   Other                                                                5,299
                                                                   ----------
   Total expenses before reimbursement
     and dividends on short positions                                 408,727
   Less: Reimbursement from Advisor                                   (12,461)
                                                                   ----------
   Net expenses before dividends
     on short positions                                               396,266
   Dividends on short positions                                        52,245
                                                                   ----------
   Total expenses                                                     448,511
                                                                   ----------
NET INVESTMENT INCOME                                               1,427,813
                                                                   ----------
REALIZED AND
  UNREALIZED GAINS
  ON INVESTMENTS:
   Net realized gain (loss) on:
       Investments                                                  3,022,550
       Short positions                                             (2,414,948)
   Change in unrealized
     appreciation/depreciation on:
       Investments                                                  5,499,569
       Short positions                                               (972,988)
       Foreign Currency                                                   624
                                                                   ----------
   Net realized and unrealized
     gains on investments                                           5,134,807
                                                                   ----------
NET INCREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  $6,562,620
                                                                   ----------
                                                                   ----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                              OCTOBER 1, 1999        YEAR
                                                  THROUGH            ENDED
                                               MARCH 31, 2000 SEPTEMBER 30, 1999
                                               -------------- ------------------
                                                (UNAUDITED)
OPERATIONS:
   Net investment income                         $ 1,427,813      $ 2,153,113
   Net realized gains on investments                 607,602        1,786,934
   Change in unrealized appreciation/
     depreciation on:
       Investments                                 5,499,569       (1,302,135)
       Short positions                              (972,988)         644,931
       Foreign currency                                  624              129
                                                 -----------      -----------
   Net increase in net assets from operations      6,562,620        3,282,972
                                                 -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                     (1,441,154)      (2,088,204)
   From net realized gains                          (733,046)      (4,599,364)
                                                 -----------      -----------
   Total distributions                            (2,174,200)      (6,687,568)
                                                 -----------      -----------

CAPITAL SHARE  TRANSACTIONS:
   Proceeds from shares sold                      14,537,412       18,506,997
   Proceeds from shares issued to holders in
     reinvestment of dividends                     2,018,834        6,008,486
   Cost of shares redeemed                        (6,656,928)      (8,957,373)
                                                 -----------      -----------
   Net increase in net assets
     from capital share transactions               9,899,318       15,558,110
                                                 -----------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS:          14,287,738       12,153,514

NET ASSETS
   Beginning of period                            58,420,532       46,267,018
                                                 -----------      -----------
   End of period (including undistributed
     net investment income of $17,333 and
     $30,674, respectively)                      $72,708,270      $58,420,532
                                                 -----------      -----------
                                                 -----------      -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                             OCTOBER 1, 1999     YEAR ENDED     YEAR ENDED     YEAR ENDED   NOVEMBER 20, 1995(1)<F1>
                                                 THROUGH       SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,          THROUGH
                                              MARCH 31, 2000        1999           1998           1997         SEPTEMBER 30, 1996
                                              --------------   -------------  -------------  -------------     ------------------
                                               (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period              $11.12           $11.97         $11.17         $10.18              $10.00
                                                  ------           ------         ------         ------              ------
Income from investment operations:
   Net investment income                            0.25             0.45(4)<F4>    0.40(4)<F4>    0.44(4)<F4>         0.38(4)<F4>
   Net realized and unrealized
     gains on investment                            0.96             0.28           1.16           1.32                0.16
                                                  ------           ------         ------         ------              ------
   Total from investment operations                 1.21             0.73           1.56           1.76                0.54
                                                  ------           ------         ------         ------              ------
Less distributions:
   From net investment income                      (0.25)           (0.44)         (0.40)         (0.46)              (0.36)
   In excess of net investment income                 --               --             --          (0.05)                 --
   From net realized gains                         (0.14)           (1.14)         (0.36)         (0.26)                 --
                                                  ------           ------         ------         ------              ------
   Total distributions                             (0.39)           (1.58)         (0.76)         (0.77)              (0.36)
                                                  ------           ------         ------         ------              ------
Net asset value, end of period                    $11.94           $11.12         $11.97         $11.17              $10.18
                                                  ------           ------         ------         ------              ------
                                                  ------           ------         ------         ------              ------

Total return                                      11.08%(2)<F2>     6.59%         14.45%         17.96%               5.43%(2)<F2>

Supplemental data and ratios:
   Net assets, end of period                 $72,708,270      $58,420,532    $46,267,018    $30,560,181         $31,740,501
Ratio of expenses to
  average net assets:
   Before expense reimbursement                    1.29%(3)(5)      1.32%(5)<F5>   1.41%          1.47%               1.55%(3)<F3>
                                                       <F3><F5>
   After expense reimbursement                     1.25%(3)(5)      1.25%(5)<F5>   1.25%          1.25%               1.25%(3)<F3>
                                                       <F3><F5>
Ratio of net investment income
  to average net assets:
   Before expense reimbursement                    4.46%(3)<F3>     3.93%          3.50%          4.05%               4.14%(3)<F3>
   After expense reimbursement                     4.50%(3)(6)      4.00%(6)<F6>   3.66%          4.27%               4.44%(3)<F3>
                                                       <F3><F6>
Portfolio turnover rate                           80.57%(7)<F7>   159.02%         73.43%         35.62%             103.30%

(1)<F1>   Commencement of operations.
(2)<F2>   Not annualized.
(3)<F3>   Annualized.
(4)<F4> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)<F5>   The operating expense ratios exclude dividends on short positions.
          The before expense reimbursement and after expense reimbursement ratios including dividends on short positions were 1.45% and 1.41%, respectively, for the six months ended March 31, 2000 and 1.42% and 1.35%, respectively, for the year ended September 30, 1999.
(6)<F6> The net investment income ratio includes dividends on short positions. The ratio excluding dividends on short positions was 4.66% for the six months ended March 31, 2000 and 4.10% for the year ended September 30, 1999.
(7)<F7>   The portfolio turnover rate excluding short positions was 33.40%.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31,  2000
(UNAUDITED)

  NUMBER                                                            MARKET
OF SHARES                                                            VALUE
---------                                                            -----
            COMMON STOCKS - 34.1%+<F10>

            CONSUMER ELECTRONICS - 3.3%+<F10>
     9,400  GemstarInternational
              Group*<F8>                                          $   808,400
     6,600  Harman International
              Industries, Inc.                                        396,000
     2,820  Koninklijke Philips
              Electronics NV                                          483,101
     2,600  Sony Corporation ADR                                      728,325
                                                                  -----------
                                                                    2,415,826
                                                                  -----------

            EDUCATION - 1.7%+
    16,100  Apollo Group, Inc.*<F8>                                   453,819
     9,800  Career Education
              Corporation*<F8>                                        343,000
    28,400  Education Management
              Corporation*<F8>                                        410,025
                                                                  -----------
                                                                    1,206,844
                                                                  -----------

            ENERGY...DRILLING - 3.5%+<F10>
     1,700  Atwood Oceanics, Inc. *<F8>                               112,731
    17,100  Global Marine, Inc. *<F8>                                 433,912
    22,300  Marine Drilling
              Companies, Inc. *<F8>                                   611,856
     6,300  Noble Drilling Corporation *<F8>                          261,056
    17,700  Patterson Energy, Inc. *<F8>                              561,975
    25,100  Pride International, Inc. *<F8>                           572,594
                                                                  -----------
                                                                    2,554,124
                                                                  -----------
            ENERGY...EQUIPMENT
              & SERVICES - 2.2%+<F10>
     7,900  Baker Hughes, Inc.                                        238,975
     6,800  Cooper Cameron Corporation*<F8>                           454,750
     4,700  McDermott International, Inc.                              43,181
     4,300  Tidewater, Inc.                                           136,794
    20,800  Varco International, Inc.                                 262,600
     7,200  Weatherford
              International, Inc. *<F8>                               424,350
                                                                  -----------
                                                                    1,560,650
                                                                  -----------

            HEALTH CARE...
              BIOTECHNOLOGY - 3.5%+<F10>
     2,600  Biogen, Inc. *<F8>                                        181,675
     4,200  Cephalon, Inc. *<F8>                                      157,500
     6,800  COR Therapeutics, Inc. *<F8>                              448,269
     5,500  Genzyme Corporation*<F8>                                  275,687
     2,900  Human Genome Sciences, Inc.*<F8>                          240,881
    10,800  The Liposome Company, Inc. *<F8>                          188,663
     4,600  Protein Design Labs, Inc. *<F8>                           365,700
    12,900  Regeneron Pharmaceutical, Inc. *<F8>                      381,356
    24,300  SICOR, Inc. *                                             252,113
                                                                  -----------
                                                                    2,491,844
                                                                  -----------

            HEALTH CARE...
              FACILITIES - 2.1%+<F10>
    18,800  Health Management
              Associates, Inc. Class A*<F8>                           267,900
    18,600  Province Healthcare Company*<F8>                          532,425
    10,700  Tenet Healthcare Corporation*<F8>                         246,100
    10,100  Universal Health Services, Inc.*<F8>                      494,900
                                                                  -----------
                                                                    1,541,325
                                                                  -----------

            HEALTH CARE...
              SUPPLIES - 3.0%+<F10>
    22,400  Abbott Laboratories                                       788,200
     9,300  Haemonetics Corporation *<F8>                             209,250
    37,800  IVAX Corporation                                        1,030,050
     5,300  Sybron International
              Corporation *<F8>                                       153,700
                                                                  -----------
                                                                    2,181,200
                                                                  -----------

            REAL ESTATE INVESTMENT
              TRUSTS - 7.9%+<F10>
    14,800  Apartment Investment &
              Management Company
              Class A                                                 565,175
    16,500  CBL & Associates
              Properties, Inc.                                        337,219
    17,400  CarrAmerica Realty
              Corporation                                             367,575
    14,000  Colonial Properties Trust                                 332,500
    31,300  Correctional Properties Trust                             359,950
    27,100  Crescent Real Estate
              Equities Company                                        474,250
    11,592  Duke-Weeks Realty
              Corporation                                             221,697
    13,709  Equity Residential
              Properties Trust                                        550,930
    23,000  Golf Trust of America, Inc.                               379,500
    47,500  Innkeepers USA Trust                                      385,937
    69,200  Meditrust Companies*<F8>                                  125,425
    11,200  Pacific Gulf Properties, Inc.                             219,800
     9,700  Post Properties, Inc.                                     391,031
     6,000  Prentiss Properties Trust                                 133,875
     9,600  Prison Realty Trust, Inc.                                  27,600
    15,900  ProLogis Trust                                            306,075
     8,500  Sovran Self Storage, Inc.                                 172,125
    53,300  Winston Hotels, Inc.                                      413,075
                                                                  -----------
                                                                    5,763,739
                                                                  -----------

            TECHNOLOGY...
              NETWORKING - 3.0%+<F10>
     9,400  3Com Corporation  *<F8>                                   522,875
    13,900  Concentric Network
              Corporation *<F8>                                       764,500
    11,000  Network Appliance, Inc.*<F8>                              910,250
                                                                  -----------
                                                                    2,197,625
                                                                  -----------

            TECHNOLOGY...
              SERVICES - 1.9%+<F10>
     4,500  Ciber, Inc.*<F8>                                           92,250
     6,800  iGate Capital Corporation*<F8>                            306,850
     5,100  Safeguard Scientifics, Inc.*<F8>                          358,594
    10,200  Scientific-Atlanta, Inc.                                  647,063
                                                                  -----------
                                                                    1,404,757
                                                                  -----------

            TECHNOLOGY...WIRELESS
              EQUIPMENT - 2.0%+<F10>
     4,650  ANADIGICS, Inc. *<F8>                                     306,900
     3,100  Ericcson Telefonaktiebolaget
              ADR                                                     290,819
     2,500  Nortel Networks Corporation                               315,000
     3,600  QUALCOMM Inc.*<F8>                                        537,525
                                                                  -----------
                                                                    1,450,244
                                                                  -----------

            Total Common Stocks
              (Cost $18,316,521)                                   24,768,178
                                                                  -----------

            INVESTMENT
              COMPANIES - 12.6%+<F10>

            EMERGING COUNTRY
              FUNDS -  5.2%+<F10>
    13,100  Asia Pacific Fund                                         136,731
    16,600  Asia Tigers Fund                                          172,225
    23,300  Brazil Fund                                               403,381
    13,399  China Fund                                                141,527
    26,400  Fidelity Adviser Emerging
              Asia Fund                                               503,976
    27,900  First Philippine Fund *<F8>                               136,013
    44,800  Greater China Fund                                        380,800
    12,800  Korea Fund *<F8>                                          191,200
    29,600  Mexico Fund                                               519,850
    41,900  Morgan Stanley Asia-
              Pacific Fund                                            455,663
     9,300  Scudder New Asia Fund                                     169,725
    28,500  Templeton China World Fund                                226,219
    24,900  WEBS-Malaysia                                             172,744
    20,100  WEBS-Singapore                                            148,238
                                                                  -----------
                                                                    3,758,292
                                                                  -----------

            BOND FUNDS - 7.4%+<F10>
   204,368  Federated High Yield Fund                               1,587,938
   265,684  Invesco High Yield Fund                                 1,620,670
   183,463  Offitbank High Yield Fund                               1,608,971
    56,108  Strong High Yield Bond Fund                               583,522
                                                                  -----------
                                                                    5,401,101
                                                                  -----------
            Total Investment Companies
              (Cost $8,290,352)                                     9,159,393
                                                                  -----------
PRINCIPAL
  AMOUNT
---------
            FIXED INCOME
              SECURITIES - 29.9%+<F10>

            FOREIGN BONDS - 16.3%+<F10>
$5,325,000  New South Wales Treasury
              Corp., 8.00%, 3/01/2008                               3,454,979
 6,496,000  New Zealand Government
              Bond, 7.00%, 7/15/2009                                3,232,764
 7,825,000  Province of Ontario, 5.70%,
              12/01/2008                                            5,171,571
                                                                  -----------
                                                                   11,859,314
                                                                  -----------

            U.S. TREASURY BONDS - 13.6%+<F10>
 9,730,000  6.250%, due 08/15/2023                                  9,869,869
                                                                  -----------
            Total Fixed Income
              Securities
              (Cost $21,835,353)                                   21,729,183
                                                                  -----------
            SHORT-TERM
              INVESTMENTS - 7.0%+<F10>

            VARIABLE DEMAND NOTES - 7.0%+<F10>
   531,650  American Family, 5.770%, #<F9>                            531,650
 2,967,770  Firstar Bank, 5.883%, #<F9>                             2,967,770
   768,503  Warner Lambert, 5.771%, #<F9>                             768,503
   566,595  Wisconsin Corp. Center
              Credit Union, 5.803%, #<F9>                             566,595
   296,754  Wisconsin Electric, 5.770%, #<F9>                         296,754
                                                                  -----------
                                                                    5,131,272
                                                                  -----------
            Total Short-Term
              Investments
              (Cost $5,131,272)                                     5,131,272
                                                                  -----------
            TOTAL INVESTMENTS - 83.6%+<F10>
              (COST $53,573,498)                                  $60,788,026
                                                                  -----------
                                                                  -----------

 *<F8>  Non-income producing security.
 #<F9> Variable rate security. The rates listed are as of 3/31/00. +<F10> Calculated as a percentage of net assets.
   ADR  American Depository Receipts.
  WEBS  World Equity Benchmark Shares

                     See notes to the financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31,  2000
(UNAUDITED)

  NUMBER                                                            MARKET
OF SHARES                                                            VALUE
---------                                                           ------
            COMMON  STOCK
     7,600  AFLAC INCORPORATED                                    $   346,275
     2,300  Alteon Websystems, Inc.                                   188,600
     4,600  America Online, Inc.                                      309,350
     1,800  American Eagle
              Outfitters, Inc.                                         68,287
     5,500  AnswerThink Consulting
              Group, Inc.                                             134,406
     3,300  Ask Jeeves, Inc.                                          201,712
     3,900  Avery Dennison Corporation                                238,144
    15,300  Barnes & Noble, Inc.                                      351,900
    12,200  Blyth Industries, Inc.                                    333,212
     9,900  Boise Cascade Corporation                                 344,025
     2,400  CDW Computer Centers, Inc.                                202,650
     1,400  Carnival Corporation                                       34,737
     2,400  Catalina Marketing
              Corporation                                             243,000
     7,200  Continental Airlines Class B                              294,300
    12,500  EARTHLink, Inc.                                           242,969
     7,400  Fiserv, Inc.                                              275,188
     8,700  Global Telesystems
              Group, Inc.                                             178,350
     3,100  ITT Industries, Inc.                                       96,294
     8,100  Infinity Broadcasting
              Corporation                                             262,238
     8,300  Insight Enterprises, Inc.                                 302,431
     7,500  International Speedway
              Corporation Class A                                     337,031
     5,600  The Interpublic Group of
              Companies, Inc.                                         264,600
     6,800  Iron Mountain Inc.                                        231,625
     9,500  Keebler Foods Company                                     272,531
     8,200  Legato Systems, Inc.                                      365,925
     5,500  The Limited, Inc.                                         231,688
     4,000  Lowe's Companies, Inc.                                    233,500
     6,400  MCI WorldCom, Inc.                                        290,000
    10,900  MGM Grand, Inc.                                           261,600
     5,600  MarchFirst, Inc.                                          199,850
     5,300  Marshall & Ilsley Corporation                             306,075
     5,600  The McGraw-Hill
              Companies, Inc.                                         254,800
     7,400  Navistar International
              Corporation                                             296,925
     5,200  New York Times Class A                                    223,275
     3,200  NextCard, Inc.                                             48,950
    10,400  NorthPoint Communications
              Group, Inc.                                             239,850
    11,100  NOVA Corporation                                          323,288
     2,400  OmnicomGroup                                              224,700
    29,600  Park Place Entertainment
              Corporation                                             342,250
    10,300  Premier Parks Inc.                                        216,300
     6,100  The Quaker Oats Company                                   369,813
     5,200  Solectron Corporation                                     208,325
    10,500  Staples, Inc.                                             210,000
    21,200  Storage Technology
              Corporation                                             337,875
     4,700  Stryker Corporation                                       327,825
     3,000  Teligent, Inc. Class A                                    200,437
     5,800  Viant Corporation                                         194,300
     4,900  Zebra Technologies
              Corporation                                             245,000
                                                                  -----------
            Total Common
              Stocks Sold Short                                    11,906,406
                                                                  -----------
            TOTAL SECURITIES
              SOLD SHORT
              (PROCEEDS $11,578,349)                              $11,906,406
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT
   ACCOUNTING POLICIES

   Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company currently consists of one series, Leuthold Core Investment Fund, formerly known as Leuthold Asset Allocation Fund, (the "Fund"). The investment objective of the Fund is to seek total return consistent with prudent investment risk over the long term. The Fund commenced operations on November 20, 1995.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $43,019, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The following is a summary of significant accounting policies consistently followed by the Fund.

   a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

   b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

   c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

   d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e) Purchased Option Accounting - Option contracts purchased are included in the Statement of Assets and Liabilities as an asset and are valued at the last bid price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. Option contracts may be held by the Fund for trading and hedging purposes.

   f) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

       The Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable from broker for securities sold short.

   g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund were as follows:

                                                                    YEAR
                                          OCT. 1,  1999 -          ENDED
                                          MAR.  31,  2000     SEPT. 30,  1999
                                          ---------------     ---------------
   Shares sold                               1,239,941           1,629,144
   Shares issued to
     holders in
     reinvestment
     of dividends                              175,385             547,186
   Shares redeemed                            (581,124)           (787,354)
                                             ---------           ---------
   Net increase                                834,202           1,388,976
                                             ---------           ---------
                                             ---------           ---------

3. INVESTMENT  TRANSACTIONS

   Purchases and sales of investments, other than short-term investments, options and short positions, for the six months ended March 31, 2000 were as follows:

             PURCHASES                        SALES
     -------------------------     -------------------------
        U.S.                          U.S.
     GOVERNMENT       OTHER        GOVERNMENT       OTHER
     ----------       -----        ----------       -----
     $4,284,450    $17,986,583      $695,406     $15,136,511

   At March 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Appreciation               $9,602,536
   (Depreciation)             (2,448,269)
                              ----------
   Net appreciation on
     investments              $7,154,267
                              ----------
                              ----------

   At March 31, 2000, the cost of investments for federal income tax purposes was $53,633,759.

   At the close of business on January 19, 1996, the unit holders of the Piper Trust Common Leuthold Flexible Fund transferred their assets to the Fund. As a result of the tax-free transfer, the Fund acquired $860,971 of unrealized appreciation for tax purposes. Since inception, the Fund has realized $843,494 of the appreciation.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The Fund has entered into an Investment Advisory Agreement with Leuthold & Anderson, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund's daily net assets.

   The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25% of the net assets of the Fund, computed on a daily basis.

   Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank Milwaukee, NA serves as custodian for the Fund.

   For the period ended March 31, 2000, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser $108,425 of brokerage commissions.

(LEUTHOLD CORE INVESTMENT FUND LOGO)

INVESTMENT ADVISER:
  Leuthold & Anderson,  Inc.,  Minnesota

ADMINISTRATOR,  TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  Firstar Mutual Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  Firstar Bank, N.A.

COUNSEL:
  Foley & Lardner,  Wisconsin

AUDITORS:
  Arthur Andersen LLP,  Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.